Schedule of Investments (unaudited)	iShares® MSCI Intl Quality Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
Ampol Ltd.	274,638	$6,352,724
ASX Ltd.	161,178	10,136,127
Brambles Ltd.	825,030	6,259,248
CSL Ltd.	233,577	53,148,178
Dexus	597,193	4,898,644
Evolution Mining Ltd.	657,007	1,783,734
Fortescue Metals Group Ltd.	1,016,086	10,587,654
Goodman Group	1,401,311	23,201,338
James Hardie Industries PLC	165,688	6,509,252
Medibank Pvt Ltd.	2,204,932	5,541,279
Mirvac Group	2,328,075	4,968,495
Newcrest Mining Ltd.	356,972	6,688,172
REA Group Ltd.	48,067	5,833,830
Rio Tinto Ltd.	250,653	17,172,922
Rio Tinto PLC	714,201	44,531,478
Stockland.	1,482,171	5,108,955
Washington H Soul Pattinson & Co. Ltd.	155,406	3,827,136
Wesfarmers Ltd.	1,478,900	63,985,672
		280,534,838
Austria — 0.3%
OMV AG	158,008	9,566,328
Verbund G.	39,818	4,150,718
		13,717,046
Belgium — 0.2%
Etablissements Franz Colruyt NV	23,351	1,146,484
Proximus SADP.	132,456	2,494,353
Sofina SA.	11,817	5,229,085
		8,869,922
Canada — 8.8%
Alimentation Couche-Tard Inc., Class B	327,657	12,289,785
B2Gold Corp.	507,863	2,096,946
Canadian National Railway Co.	404,870	53,808,191
Canadian Pacific Railway Ltd.	442,096	34,218,145
CCL Industries Inc., Class B, NVS	74,258	4,059,109
CGI Inc.(a)	83,865	7,492,012
Constellation Software Inc.	10,214	17,950,346
Franco-Nevada Corp.	91,629	13,074,309
Great-West Lifeco Inc.	183,139	5,387,921
Hydro One Ltd.(b)	155,947	3,726,045
iA Financial Corp. Inc.	72,924	4,313,806
IGM Financial Inc.	57,125	2,268,199
Intact Financial Corp.	93,811	12,576,101
Inter Pipeline Ltd.	463,447	7,055,059
Keyera Corp.	319,268	8,182,919
Kirkland Lake Gold Ltd.	192,797	8,127,197
Manulife Financial Corp.	1,223,970	23,844,471
Pembina Pipeline Corp.	682,332	22,588,188
Power Corp. of Canada	306,818	10,219,003
Ritchie Bros Auctioneers Inc.	54,772	3,743,668
Sun Life Financial Inc.	367,853	20,963,698
TC Energy Corp.	1,281,045	69,300,228
TMX Group Ltd.	38,975	4,219,667
Toromont Industries Ltd.	43,870	3,903,140
		355,408,153
Denmark — 5.5%
Carlsberg A/S, Class B	33,306	5,499,346
Chr Hansen Holding A/S	49,287	3,921,514
Security	Shares	Value

Denmark (continued)
Coloplast A/S, Class B	69,006	$11,269,920
Genmab A/S(a)	27,577	12,389,008
GN Store Nord A/S	49,264	2,993,635
Novo Nordisk A/S, Class B	1,025,658	112,468,383
Novozymes A/S, Class B	144,025	10,594,308
Orsted A/S(b)	85,192	12,032,728
Pandora A/S	122,098	17,085,851
Rockwool International A/S, Class B	4,821	2,204,718
Tryg A/S	179,483	4,259,689
Vestas Wind Systems A/S	603,584	26,092,703
		220,811,803
Finland — 2.3%
Elisa OYJ	112,846	6,810,283
Fortum OYJ	196,772	5,852,012
Kone OYJ, Class B	274,220	18,701,545
Neste OYJ.	643,330	35,815,347
Orion OYJ, Class B	61,398	2,658,755
Sampo OYJ, Class A	298,897	15,889,758
UPM-Kymmene OYJ	195,272	6,891,329
		92,619,029
France — 5.4%
Air Liquide SA	195,227	32,594,648
Amundi SA(b)	37,993	3,385,067
AXA SA	951,215	27,673,683
Hermes International	31,551	50,100,299
Ipsen SA	18,934	1,959,553
Kering SA	64,220	48,199,326
La Francaise des Jeux SAEM(b)	111,102	5,769,017
L’Oreal SA	88,478	40,474,679
Sartorius Stedim Biotech	12,694	6,996,563
SCOR SE	83,045	2,795,721
		219,948,556
Germany — 5.2%
Allianz SE, Registered	261,733	60,777,110
Bechtle AG	30,028	2,252,513
Beiersdorf AG	33,860	3,600,448
Brenntag SE	75,888	7,219,852
Deutsche Boerse AG	147,045	24,410,508
Deutsche Post AG, Registered	504,879	31,255,533
Hannover Rueck SE	37,668	6,877,569
Henkel AG & Co. KGaA	28,403	2,371,999
Knorr-Bremse AG	42,942	4,532,184
LANXESS AG	41,252	2,779,657
Nemetschek SE	25,653	2,945,390
Rational AG	2,989	2,966,722
SAP SE	355,179	51,433,857
Symrise AG	55,430	7,667,194
		211,090,536
Hong Kong — 5.3%
AIA Group Ltd.	7,203,200	80,726,326
CK Infrastructure Holdings Ltd.	360,500	2,173,452
CLP Holdings Ltd.	974,500	9,541,251
Hang Seng Bank Ltd.	520,300	9,887,224
HK Electric Investments & HK Electric Investments Ltd., Class SS.	1,669,500	1,662,956
Hong Kong & China Gas Co. Ltd.	6,132,370	9,526,825
Hong Kong Exchanges & Clearing Ltd.	991,800	59,747,724
Power Assets Holdings Ltd.	868,500	5,307,665
Sino Land Co.Ltd.	2,014,000	2,647,171

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sun Hung Kai Properties Ltd.	822,000	$10,898,341
Techtronic Industries Co. Ltd.	886,500	18,213,365
Xinyi Glass Holdings Ltd.	1,206,000	3,398,442
		213,730,742
Ireland — 0.4%
Kingspan Group PLC	81,798	9,416,992
Smurfit Kappa Group PLC	112,723	5,908,556
		15,325,548
Israel — 0.3%
Bank Leumi Le-Israel BM	746,511	7,132,439
Check Point Software Technologies Ltd.(a)(c)	59,298	7,092,041
		14,224,480
Italy — 2.0%
Assicurazioni Generali SpA	654,460	14,250,992
DiaSorin SpA	13,077	2,956,238
Ferrari NV	133,866	31,764,643
FinecoBank Banca Fineco SpA(a)	439,259	8,388,877
Moncler SpA	187,148	13,467,991
Recordati Industria Chimica e Farmaceutica SpA	51,101	3,201,832
Snam SpA	874,759	4,954,450
		78,985,023
Japan — 15.1%
ABC-Mart Inc.	20,700	994,924
Advantest Corp.	76,300	6,255,678
Bandai Namco Holdings Inc.	181,100	13,839,398
Capcom Co. Ltd.	144,700	3,894,660
Chugai Pharmaceutical Co. Ltd.	296,000	11,067,251
Cosmos Pharmaceutical Corp.	11,300	1,726,834
CyberAgent Inc.	237,100	3,972,739
Daifuku Co. Ltd.	48,800	4,492,498
Daito Trust Construction Co. Ltd.	82,700	10,253,482
Daiwa House Industry Co. Ltd.	410,600	13,545,765
Disco Corp.	9,500	2,561,177
GMO Payment Gateway Inc.	15,500	1,963,791
Hakuhodo DY Holdings Inc.	117,600	1,917,303
Hoya Corp.	146,100	21,507,157
Inpex Corp.	868,800	7,245,201
Itochu Techno-Solutions Corp.	28,000	884,499
Japan Exchange Group Inc.	409,700	9,700,900
Japan Real Estate Investment Corp.	703	4,308,851
Japan Tobacco Inc.	364,700	7,159,488
Kajima Corp.	282,000	3,472,196
Kakaku.com Inc.	145,100	4,815,132
Kao Corp.	164,500	9,305,441
KDDI Corp.	1,133,000	34,647,121
Kikkoman Corp.	43,800	3,582,405
Kobayashi Pharmaceutical Co. Ltd.	16,700	1,337,102
Kobe Bussan Co. Ltd.	63,200	2,177,030
Koei Tecmo Holdings Co. Ltd.	41,190	1,917,321
Koito Manufacturing Co. Ltd.	79,000	4,482,315
Lasertec Corp.	40,800	8,850,157
Lion Corp.	62,000	1,032,572
M3 Inc.	174,300	10,271,549
Makita Corp.	123,900	5,750,438
MEIJI Holdings Co. Ltd.	35,100	2,215,117
Misumi Group Inc.	140,200	5,863,686
Miura Co. Ltd.	39,100	1,503,998
MonotaRO Co. Ltd.	188,700	4,300,805
MS&AD Insurance Group Holdings Inc.	251,700	8,131,758
Security	Shares	Value

Japan (continued)
Nexon Co. Ltd.	273,900	$4,662,091
Nihon M&A Center Holdings Inc.	220,000	6,754,965
Nintendo Co. Ltd.	86,400	38,159,159
Nippon Building Fund Inc.	822	5,340,488
Nippon Prologis REIT Inc.	1,121	3,744,178
Nippon Telegraph & Telephone Corp.	846,200	23,709,621
Nissan Chemical Corp.	74,000	4,118,738
Nitori Holdings Co. Ltd.	77,900	14,311,044
Nitto Denko Corp.	71,100	5,555,761
Nomura Research Institute Ltd.	143,100	5,728,874
Obayashi Corp.	398,600	3,365,075
Obic Co. Ltd.	25,600	4,734,044
Oracle Corp. Japan	18,200	1,722,165
Orix JREIT Inc.	1,307	2,168,450
Osaka Gas Co. Ltd.	181,000	2,917,354
Otsuka Corp.	38,100	1,876,673
Persol Holdings Co. Ltd.	93,800	2,521,217
Pigeon Corp.	44,800	1,037,397
Recruit Holdings Co.Ltd.	706,500	46,995,673
Rinnai Corp.	27,800	2,854,294
SCSK Corp.	56,100	1,135,300
Secom Co. Ltd.	97,400	6,639,998
Sekisui Chemical Co. Ltd.	295,200	4,849,759
Sekisui House Ltd.	473,100	9,836,114
SG Holdings Co. Ltd.	189,800	4,766,083
Shimadzu Corp.	88,300	3,587,384
Shimano Inc.	66,900	18,665,998
Shin-Etsu Chemical Co. Ltd.	170,400	30,387,949
Shionogi & Co. Ltd.	88,200	5,750,662
Sohgo Security Services Co. Ltd.	27,700	1,185,108
Sompo Holdings Inc.	203,200	8,812,141
Square Enix Holdings Co. Ltd.	54,400	2,980,035
T&D Holdings Inc.	416,000	5,335,473
Taisei Corp.	97,800	3,068,879
TIS Inc.	76,000	2,070,458
Tokio Marine Holdings Inc.	301,500	15,880,003
Tokyo Electron Ltd.	70,200	32,715,510
Trend Micro Inc.	55,500	3,136,880
Tsuruha Holdings Inc.	18,900	2,331,223
Unicharm Corp.	138,700	5,609,416
USS Co. Ltd.	202,900	3,270,401
Welcia Holdings Co. Ltd.	31,400	1,172,206
Z Holdings Corp.	1,490,100	9,250,568
ZOZO Inc.	171,400	5,501,691
		611,164,239
Netherlands — 7.7%
Adyen NV(a)(b)	8,176	24,669,520
ASM International NV	16,968	7,679,455
ASML Holding NV	230,282	187,196,146
Koninklijke Vopak NV	97,455	3,878,503
NN Group NV	160,356	8,572,112
Randstad NV	57,854	4,156,659
Stellantis NV	2,802,503	55,950,427
Wolters Kluwer NV	170,991	17,905,909
		310,008,731
New Zealand — 0.5%
a2 Milk Co. Ltd. (The)(a)(c)	370,361	1,744,566
Fisher & Paykel Healthcare Corp. Ltd.	337,696	7,565,573
Mercury NZ Ltd.	346,391	1,523,378

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Meridian Energy Ltd.	651,179	$2,332,715
Spark New Zealand Ltd.	1,558,289	5,101,327
		18,267,559
Norway — 0.2%
Gjensidige Forsikring ASA	155,034	3,860,135
Orkla ASA	273,039	2,655,689
		6,515,824
Singapore — 1.0%
Ascendas REIT	1,879,100	4,303,949
Mapletree Commercial Trust	1,596,000	2,581,566
Oversea-Chinese Banking Corp. Ltd.	1,794,500	15,687,208
Singapore Exchange Ltd.	449,900	3,228,801
Singapore Technologies Engineering Ltd.	1,123,200	3,189,692
Singapore Telecommunications Ltd.	5,194,400	9,636,835
		38,628,051
Spain — 1.9%
Enagas SA	30,251	678,816
Endesa SA	264,230	6,093,860
Iberdrola SA	3,034,602	35,834,215
Industria de Diseno Textil SA	838,288	30,366,339
Red Electrica Corp. SA	120,954	2,518,473
		75,491,703
Sweden — 4.1%
Alfa Laval AB	158,874	6,814,870
Assa Abloy AB, Class B	498,533	14,628,281
Atlas Copco AB, Class A	473,706	30,506,043
Atlas Copco AB, Class B	281,312	15,245,370
Boliden AB	144,750	5,103,046
Epiroc AB, Class A	429,678	10,691,020
Epiroc AB, Class B	240,698	5,113,351
Evolution AB(b)	146,264	23,744,761
Husqvarna AB, Class B	455,138	6,486,132
Industrivarden AB, Class C	123,057	4,002,869
Investment AB Latour, Class B	78,183	2,839,872
Nibe Industrier AB, Class B	778,448	11,578,377
Sandvik AB	660,326	16,745,013
Skanska AB, Class B	246,366	6,264,074
SKF AB, Class B	182,871	4,247,213
		164,010,292
Switzerland — 12.7%
Baloise Holding AG, Registered	26,375	4,203,121
EMS-Chemie Holding AG, Registered	5,664	5,618,260
Geberit AG, Registered	29,663	23,165,396
Givaudan SA, Registered	4,742	22,343,999
Kuehne + Nagel International AG, Registered	40,450	12,739,745
Logitech International SA, Registered	99,069	8,287,414
Nestle SA, Registered	1,078,456	142,256,084
Partners Group Holding AG	22,611	39,500,381
Roche Holding AG, Bearer	17,881	7,691,029
Roche Holding AG, NVS	390,167	151,148,340
Schindler Holding AG, Participation Certificates, NVS	28,463	7,411,410
Schindler Holding AG, Registered	14,890	3,822,661
Sonova Holding AG, Registered	25,471	10,554,457
Straumann Holding AG, Registered	4,975	10,356,443
Swiss Life Holding AG, Registered	16,049	8,803,940
Swisscom AG, Registered	16,199	8,820,749
Temenos AG, Registered	26,288	4,024,601
Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	97,432	$43,183,864
		513,931,894
United Kingdom — 13.5%
3i Group PLC	566,901	10,586,887
Abrdn PLC	1,307,290	4,544,267
Admiral Group PLC	181,165	7,116,552
Anglo American PLC	581,292	22,114,105
Ashtead Group PLC	254,264	21,309,898
Auto Trader Group PLC(b)	715,363	5,930,672
Aviva PLC	2,089,953	11,277,211
BAE Systems PLC	2,103,371	15,859,757
Barratt Developments PLC	804,466	7,303,001
Berkeley Group Holdings (The)	94,884	5,659,698
British Land Co. PLC (The)	494,296	3,337,473
Bunzl PLC	207,787	7,679,825
Burberry Group PLC	291,409	7,701,668
Croda International PLC	71,976	9,315,892
Diageo PLC	724,150	36,027,685
Direct Line Insurance Group PLC	914,543	3,655,340
Experian PLC	470,183	21,558,454
Ferguson PLC	146,681	22,070,125
GlaxoSmithKline PLC	1,966,007	40,815,936
Halma PLC	153,676	6,232,068
Hargreaves Lansdown PLC	380,595	8,008,843
Hikma Pharmaceuticals PLC	63,157	2,081,775
Imperial Brands PLC	316,431	6,677,065
Intertek Group PLC	108,958	7,296,690
Johnson Matthey PLC	84,813	3,169,930
London Stock Exchange Group PLC	253,253	24,652,597
M&G PLC	1,728,845	4,723,376
Mondi PLC	235,228	5,874,526
National Grid PLC	1,568,549	20,083,013
Persimmon PLC	362,664	13,512,243
Prudential PLC	2,167,711	44,238,543
Reckitt Benckiser Group PLC	301,207	24,452,827
Sage Group PLC (The)	398,227	3,872,964
Schroders PLC	94,713	4,691,495
Segro PLC	735,752	13,004,081
Smiths Group PLC	198,642	3,688,394
Spirax-Sarco Engineering PLC	44,399	9,477,830
St. James’s Place PLC	450,440	9,730,781
Taylor Wimpey PLC	2,699,624	5,711,890
Unilever PLC	1,136,508	60,850,774
		545,896,151

Total Common Stocks — 99.3%
(Cost: $3,292,140,373)		4,009,180,120

Preferred Stocks

Germany — 0.1%
Fuchs Petrolub SE, Preference Shares, NVS	37,226	1,783,298
Henkel AG & Co. KGaA, Preference Shares, NVS	50,307	4,506,879
		6,290,177

Total Preferred Stocks — 0.1%
(Cost: $6,753,867)		6,290,177

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	8,965,777	$8,970,260
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,380,000	1,380,000
		10,350,260

Total Short-Term Investments — 0.3%
(Cost: $10,350,260)		10,350,260

Total Investments in Securities — 99.7%
(Cost: $3,309,244,500)		4,025,820,557

Other Assets, Less Liabilities — 0.3%		12,210,776

Net Assets — 100.0%		$4,038,031,333

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$8,970,260	(a)	$—		$—	$—	$8,970,260	8,965,777	$7,813	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,880,000	—		(500,000	)(a)	—	—	1,380,000	1,380,000	16		—
						$—	$—	$10,350,260		$7,829		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	41	12/09/21	$7,183	$(110,081)
SPI 200 Index	38	12/16/21	5,228	(35,391)
Euro STOXX 50 Index	238	12/17/21	11,670	223,030
FTSE 100 Index	52	12/17/21	5,140	73,326
				$150,884

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Quality Factor ETF
October 31, 2021

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$403,918,879	$3,605,261,241	$—	$4,009,180,120
Preferred Stocks	1,783,298	4,506,879	—	6,290,177
Money Market Funds	10,350,260	—	—	10,350,260
	$416,052,437	$3,609,768,120	$—	$4,025,820,557
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$296,356	$—	$296,356
Liabilities
Futures Contracts	—	(145,472)	—	(145,472)
	$—	$150,884	$—	$150,884

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust